CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	[2]
Operating activities:
Net income	[1]	$ 202	$ 46	[3]
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments		185	177
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments		168	139
Undistributed income of unconsolidated subsidiaries		10	8
Other non-cash items		50	38
Changes in operating assets and liabilities:
Provisions		(126)	(73)
Deferred income taxes		(24)	(24)
Trade and financing receivables related to sales, net		185	201
Inventories, net		(755)	(564)
Trade payables		145	198
Other assets and liabilities		(114)	(132)
Net cash provided by (used in) operating activities		(74)	14
Investing activities:
Additions to retail receivables		(959)	(846)
Collections of retail receivables		1,089	1,050
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments		1	2
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments		(62)	(74)
Expenditures for assets under operating leases and assets sold under buy-back commitments		(305)	(393)
Other		(47)	(72)
Net cash used in investing activities		(283)	(333)
Financing activities:
Proceeds from long-term debt		3,039	2,851
Payments of long-term debt		(4,398)	(3,869)
Net increase (decrease) in other financial liabilities		(69)	71
Dividends paid		(1)	(1)
Other		(90)
Net cash used in financing activities		(1,519)	(948)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash		64	80
Decrease in cash and cash equivalents and restricted cash		(1,812)	(1,187)
Cash and cash equivalents and restricted cash, beginning of year		6,200	5,854
Cash and cash equivalents and restricted cash, end of period		$ 4,388	$ 4,667

[1]	For Industrial Activities, net income (loss) net of “Results from intersegment investments”.
[2]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).
[3]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).